Summary of Significant Accounting Policies (FY) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Section 1031 exchanges outstanding					1
Reverse Section 1031 exchanges outstanding						1
Impairment of real estate	$ 10,939	$ 0	$ 10,939	$ 0	$ 0	$ 0	$ 0
Bad debt reserve					$ 3,300	$ 1,700
Stock repurchase program, number of shares authorized to be repurchased, percentage of weighted-average shares					5.00%
Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					15 years
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					30 years
Minimum | Furniture, Fixtures, and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					5 years
Maximum | Furniture, Fixtures, and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life					7 years